Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 8.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 2.0%
Alibaba Group Holding, Ltd.
11/28/2034	4.500%		1,250,000	1,431,458
Lenovo Perpetual Securities Ltd.(b),(c)
12/31/2049	5.375%		4,063,000	3,981,943
Studio City Co., Ltd.(b)
11/30/2021	7.250%		313,000	320,844
Total				5,734,245
Colombia 0.7%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		535,000	603,906
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		390,000	354,909
Millicom International Cellular SA(b)
03/25/2029	6.250%		900,000	983,987
Total				1,942,802
Ghana 0.3%
Tullow Oil PLC(b)
03/01/2025	7.000%		900,000	915,064
Guatemala 0.2%
Energuate Trust(b)
05/03/2027	5.875%		650,000	650,428
Hong Kong 0.3%
CK Hutchison International 19 II Ltd.(b)
09/06/2049	3.375%		840,000	849,540
Indonesia 0.2%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		924,000	685,004
Malaysia 0.2%
Press Metal Labuan Ltd.(b)
10/30/2022	4.800%		733,000	704,154
Mexico 1.6%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	532,424
Cemex SAB de CV(b)
05/05/2025	6.125%		1,200,000	1,247,896
04/16/2026	7.750%		800,000	870,129
Elementia SAB de CV(b)
01/15/2025	5.500%		2,080,000	2,024,869
Total				4,675,318
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.1%
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%	430,000	437,357
Singapore 0.2%
Golden Legacy Pte Ltd.(b)
03/27/2024	6.875%	200,000	202,795
Medco Oak Tree Pte Ltd.(b)
05/14/2026	7.375%	400,000	404,131
Total			606,926
South Africa 0.6%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%	1,750,000	1,728,650
Togo 0.5%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%	1,500,000	1,592,848
United Kingdom 0.2%
Vedanta Resources Ltd.(b)
08/09/2024	6.125%	500,000	461,134
Virgin Islands 1.0%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%	1,350,000	1,426,016
Studio City Finance Ltd.(b)
02/11/2024	7.250%	1,350,000	1,422,240
Total			2,848,256
Total Corporate Bonds & Notes (Cost $23,742,859)			23,831,726

Foreign Government Obligations(a),(d) 78.7%

Angola 0.7%
Angolan Government International Bond(b)
05/09/2028	8.250%	1,950,000	2,018,999
Argentina 2.3%
Argentine Republic Government International Bond
01/26/2027	6.875%	4,570,000	1,917,362
01/11/2028	5.875%	7,390,000	3,007,375
07/06/2036	7.125%	1,050,000	449,857
01/11/2048	6.875%	2,400,000	1,009,493
Provincia de Buenos Aires(b)
06/09/2021	9.950%	985,000	389,832
Total			6,773,919
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bahrain 0.4%
Bahrain Government International Bond(b)
10/12/2028	7.000%		982,000	1,102,747
Belarus 1.2%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		700,000	749,102
06/29/2027	7.625%		700,000	788,293
02/28/2030	6.200%		1,800,000	1,893,375
Total				3,430,770
Brazil 5.1%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		270,000	286,875
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	10,555,000	2,977,328
Brazilian Government International Bond
05/30/2029	4.500%		500,000	521,998
01/07/2041	5.625%		4,650,000	5,212,757
01/27/2045	5.000%		5,730,000	5,956,134
Total				14,955,092
Chile 2.1%
Corporación Nacional del Cobre de Chile(b)
09/30/2029	3.000%		1,715,000	1,708,677
01/30/2050	3.700%		4,600,000	4,596,793
Total				6,305,470
China 3.4%
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		1,300,000	1,395,996
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%		1,300,000	1,408,303
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		1,300,000	1,372,541
Syngenta Finance NV(b)
04/24/2028	5.182%		5,450,000	5,775,496
Total				9,952,336
Colombia 0.1%
Ecopetrol SA
01/16/2025	4.125%		326,000	343,889
Croatia 0.8%
Croatia Government International Bond(b)
01/26/2024	6.000%		861,000	991,146
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	773,167
10/23/2022	5.875%		600,000	653,380
Total				2,417,693
Dominican Republic 5.2%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,297,741
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	16,308,000	330,404
03/04/2022	10.375%	DOP	93,200,000	1,844,598
02/15/2023	8.900%	DOP	18,000,000	346,723
01/29/2026	6.875%		700,000	789,134
06/05/2026	9.750%	DOP	132,550,000	2,610,116
01/25/2027	5.950%		4,535,000	4,910,974
07/19/2028	6.000%		550,000	600,736
04/30/2044	7.450%		1,086,000	1,290,912
01/27/2045	6.850%		271,000	302,531
Total				15,323,869
Ecuador 1.2%
Ecuador Government International Bond(b)
03/27/2025	7.875%		1,122,000	1,119,278
12/13/2026	9.650%		2,350,000	2,471,723
Total				3,591,001
Egypt 2.5%
Egypt Government International Bond(b)
06/11/2025	5.875%		400,000	409,551
04/16/2026	4.750%	EUR	1,000,000	1,118,173
01/31/2027	7.500%		1,000,000	1,075,080
03/01/2029	7.600%		2,400,000	2,542,582
04/30/2040	6.875%		300,000	292,552
02/21/2048	7.903%		1,300,000	1,308,645
03/01/2049	8.700%		630,000	676,898
Total				7,423,481
El Salvador 0.7%
El Salvador Government International Bond(b)
12/01/2019	7.375%		1,200,000	1,204,059
01/20/2050	7.125%		830,000	847,925
Total				2,051,984
Ghana 0.4%
Ghana Government International Bond(b)
03/26/2027	7.875%		304,000	312,162
03/26/2032	8.125%		405,000	407,063
03/26/2051	8.950%		405,000	405,780
Total				1,125,005

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 1.0%
Honduras Government International Bond(b)
01/19/2027	6.250%		2,683,000	2,914,130
Hungary 0.1%
Hungary Government International Bond
11/22/2023	5.750%		284,000	322,170
Indonesia 4.0%
Indonesia Government International Bond(b)
01/15/2045	5.125%		6,400,000	7,648,570
PT Indonesia Asahan Aluminium Persero(b)
11/15/2021	5.230%		1,000,000	1,050,253
11/15/2028	6.530%		1,300,000	1,593,666
Saka Energi Indonesia PT(b)
05/05/2024	4.450%		1,400,000	1,407,504
Total				11,699,993
Ivory Coast 0.3%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	307,491
03/03/2028	6.375%		499,000	511,253
Total				818,744
Kazakhstan 1.7%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	436,609
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		650,000	713,000
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		3,400,000	3,819,978
Total				4,969,587
Mexico 9.4%
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,805,184
05/31/2029	8.500%	MXN	15,000,000	846,724
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	26,687
01/23/2030	6.840%		4,150,000	4,297,043
01/23/2050	7.690%		8,801,000	9,171,672
Petroleos Mexicanos
08/04/2026	6.875%		2,100,000	2,257,744
11/12/2026	7.470%	MXN	4,700,000	196,879
03/13/2027	6.500%		2,800,000	2,912,862
01/23/2029	6.500%		2,050,000	2,084,645
09/21/2047	6.750%		3,000,000	2,864,472
Total				27,463,912
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mongolia 0.9%
Mongolia Government International Bond(b)
05/01/2023	5.625%		2,650,000	2,678,524
Morocco 0.9%
OCP SA(b)
04/25/2044	6.875%		2,200,000	2,732,761
Netherlands 0.1%
Syngenta Finance NV(b)
04/24/2028	5.182%		250,000	264,931
Nigeria 1.1%
Nigeria Government International Bond(b)
11/21/2025	7.625%		500,000	548,968
11/28/2027	6.500%		1,326,000	1,340,879
01/21/2031	8.747%		1,100,000	1,235,598
Total				3,125,445
Oman 2.5%
Oman Government International Bond(b)
08/01/2029	6.000%		1,050,000	1,043,942
03/08/2047	6.500%		2,350,000	2,175,012
01/17/2048	6.750%		3,050,000	2,884,580
Oman Sovereign Sukuk SAOC(b)
10/31/2025	5.932%		1,160,000	1,241,441
Total				7,344,975
Pakistan 0.2%
Pakistan Government International Bond(b)
03/31/2036	7.875%		700,000	703,603
Paraguay 0.7%
Paraguay Government International Bond(b)
08/11/2044	6.100%		1,707,000	2,074,097
Peru 1.1%
Peruvian Government International Bond(b)
08/12/2034	5.400%	PEN	10,000,000	3,156,838
Qatar 5.0%
Qatar Government International Bond(b)
03/14/2029	4.000%		3,600,000	3,992,440
04/23/2048	5.103%		2,000,000	2,561,062
03/14/2049	4.817%		4,840,000	6,003,415
03/14/2049	4.817%		1,750,000	2,170,656
Total				14,727,573
Romania 1.1%
Romanian Government International Bond(b)
04/03/2049	4.625%	EUR	2,200,000	3,109,115

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Russian Federation 3.7%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		416,000	431,583
Gazprom OAO Via Gaz Capital SA(b)
08/16/2037	7.288%		946,000	1,253,588
Russian Federal Bond - OFZ
11/12/2025	7.150%	RUB	215,000,000	3,379,669
Russian Foreign Bond - Eurobond(b)
03/21/2029	4.375%		1,600,000	1,712,534
03/28/2035	5.100%		2,600,000	2,943,754
04/04/2042	5.625%		800,000	987,941
Total				10,709,069
Saudi Arabia 2.9%
Saudi Arabian Oil Co.(b)
04/16/2049	4.375%		5,194,000	5,699,568
Saudi Government International Bond(b)
04/16/2029	4.375%		2,500,000	2,811,123
Total				8,510,691
Senegal 0.8%
Senegal Government International Bond(b)
05/23/2033	6.250%		2,200,000	2,212,905
South Africa 3.5%
Eskom Holdings SOC Ltd.(b)
01/26/2021	5.750%		4,340,000	4,382,840
02/11/2025	7.125%		2,120,000	2,186,420
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	49,500,000	3,648,021
Total				10,217,281
Sri Lanka 1.7%
Sri Lanka Government International Bond(b)
05/11/2027	6.200%		575,000	537,960
04/18/2028	6.750%		1,462,000	1,397,405
03/28/2030	7.550%		2,012,000	1,988,578
03/28/2030	7.550%		1,200,000	1,186,031
Total				5,109,974
Turkey 3.1%
Turkey Government International Bond
03/25/2027	6.000%		2,900,000	2,852,063
02/17/2028	5.125%		2,300,000	2,130,294
04/26/2029	7.625%		2,000,000	2,131,686
02/17/2045	6.625%		2,210,000	2,119,492
Total				9,233,535
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine 2.6%
Ukraine Government International Bond(b)
09/01/2023	7.750%		2,100,000	2,210,349
09/01/2026	7.750%		2,905,000	3,043,156
09/25/2032	7.375%		1,600,000	1,614,934
09/25/2032	7.375%		300,000	302,800
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%		400,000	411,903
Total				7,583,142
United Arab Emirates 1.2%
Abu Dhabi Government International Bond(b)
10/11/2027	3.125%		3,300,000	3,468,805
Venezuela 0.5%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%		12,559,928	1,004,794
Venezuela Government International Bond(b),(e)
10/13/2024	0.000%		4,300,000	462,250
Total				1,467,044
Virgin Islands 2.5%
CNOOC Finance Ltd.
09/30/2029	2.875%		2,190,000	2,188,073
Sinopec Group Overseas Development Ltd.(b)
09/13/2027	3.250%		5,050,000	5,210,918
Total				7,398,991
Total Foreign Government Obligations (Cost $230,989,573)				230,834,090

Treasury Bills(a) 3.7%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 0.8%
Argentina Treasury Bill(f)
03/25/2020	53.990%		3,034,500	2,404,841
Egypt 1.7%
Egypt Treasury Bills
12/03/2019	15.750%	EGP	41,650,000	2,489,611
12/17/2019	15.810%	EGP	41,650,000	2,474,721
Total				4,964,332
Nigeria 1.2%
Nigeria OMO Bill
02/20/2020	13.040%	NGN	922,000,000	2,417,067

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2019 (Unaudited)
Treasury Bills(a) (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria Treasury Bill
01/16/2020	12.680%	NGN	410,000,000	1,088,858
Total				3,505,925
Total Treasury Bills (Cost $11,359,577)				10,875,098

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(g),(h)	19,463,913	19,461,966
Total Money Market Funds (Cost $19,461,966)		19,461,966
Total Investments in Securities (Cost $285,553,975)		285,002,880
Other Assets & Liabilities, Net		8,192,568
Net Assets		$293,195,448
At September 30, 2019, securities and/or cash totaling $256,800 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
57,602,000 ZAR	3,858,319 USD	HSBC	10/18/2019	63,652	—
68,260,574 MXN	3,449,190 USD	Morgan Stanley	10/18/2019	226	—
3,473,891 USD	68,260,574 MXN	Morgan Stanley	10/18/2019	—	(24,926)
3,232,000 EUR	3,577,440 USD	UBS	10/18/2019	50,050	—
Total				113,928	(24,926)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	24	12/2019	USD	3,127,500	—	(27,052)
U.S. Ultra Treasury Bond	47	12/2019	USD	9,019,594	—	(156,160)
Total					—	(183,212)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $198,565,763, which represents 67.72% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2019, the total value of these securities amounted to $1,467,044, which represents 0.50% of total net assets.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	On August 29, 2019, the government of Argentina announced a delay in the repayment of short-term government debt at maturity and introduced an extended repayment schedule. On September 27, 2019, the Fund received $535,500, which represented 15% of the original par. The repayment schedule also includes a 25% payment of original par due 90 calendar days after the first payment and the remaining 60% of par due 180 days after the first payment. The maturity date shown represents the extended final maturity. The fair value of this security, as reflected in this Portfolio of Investments, has declined substantially subsequent to September 30, 2019 as a result of the volatile Argentinean market.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	16,131,729	135,902,673	(132,570,489)	19,463,913	(410)	—	343,872	19,461,966
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian New Sol
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019